First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.917.1909

ANNUAL REPORT – 12/31/2011

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

March 16, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7947 1933 Act Registration Numbers: 333-16929 CIK: 00001021148 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 24, 2012
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 27, 2012
Delaware VIP Trust (Standard Class)	814230	March 2, 2012
Gabelli Capital Series Funds Inc. (Class AAA)	901246	March 9, 0212
Lazard Retirement Series Inc. (Service Shares)	1033669	March 12, 2012
Lincoln Variable Insurance Products Trust (Standard Class)	1033669	February 23, 2012
MFS® Variable Insurance TrustSM (Initial Class)	918571	March 5, 2012
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	February 24, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

First Allmerica Financial Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772